Certification Pursuant to Form N-CEN Item G.1.a.v0F1

Reference is made to that certain order (the Order) granted by the Securities and Exchange Commission to Columbia Management Investment Advisers, LLC, the Registrant and certain other affiliated registered investment companies allowing the Registrant and certain affiliated funds (and any of its series, if applicable) to, subject to certain conditions, engage in interfund borrowing and lending (the Interfund Program). See Columbia Funds Series Trust, et. al., Investment Company Act Release Nos 32998 (Jan. 30, 2018) (notice) and 33036 (Feb. 27, 2018).  Pursuant to the Order, the undersigned, Thomas P. McGuire, Chief Compliance Officer of the Registrant, does hereby certify that (1) the Registrant and Columbia Management Investment Advisers, LLC have implemented procedures reasonably designed to achieve compliance with the terms and conditions of the Order and (2) such procedures are reasonably designed to achieve the following objectives:

(a)   that the interest rate (the Interfund Loan Rate) charged on any loan made through the Interfund Program (an Interfund Loan) will be set at a rate higher than the highest rate available to a lending fund from investing in overnight repurchase agreements, but lower than the Bank Loan Rate (as defined in the application for the Order filed with the Securities and Exchange Commission on November 9, 2017(the Application));

(b)   compliance with the collateral requirements as set forth in the Application;

(c)   compliance with the percentage limitations on interfund borrowing and lending;

(d)   allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board of the Registrant; and

(e)   that the Interfund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing fund at the time of the Interfund Loan.

By:                                      \s\ Thomas P. McGuire

Printed Name:               Thomas P. McGuire

Title:                             Chief Compliance Officer

Date:                            July 23, 2026

1 Certain capitalized terms used in this certification have the meanings given to them in the Amended Application for exemptive relief filed with the U.S. Securities and Exchange Commission on November 9, 2017.